Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Tax Expense (benefit) on Income From Continuing Operations

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31
(add 000)	2012	2011	2010
Federal income taxes:
Current	$(2,926)	$15,968	$10,534
Deferred	12,581	4,080	14,779
Total federal income taxes	9,655	20,048	25,313
State income taxes:
Current	373	2,827	1,988
Deferred	1,670	(882)	3,429
Total state income taxes	2,043	1,945	5,417
Foreign income taxes:
Current	4,062	(1,006)	(260)
Deferred	1,190	--	443
Total foreign income taxes	5,252	(1,006)	183
Total taxes on income	$16,950	$20,987	$30,913

Summary of Effective Income Tax Rate on Continuing Operations

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2012	2011	2010
Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(17.8)	(17.5)	(12.8)
State income taxes	1.3	1.3	2.7
Foreign valuation allowance	(3.4)	2.6	0.8
Foreign taxes, other	0.5	0.8	(0.2)
Domestic production deduction	0.1	(1.6)	(1.6)
Advanced pricing agreement	1.0	--	--
Medicare subsidy	(0.1)	0.2	1.8
Other items	(0.1)	0.1	(1.9)

Effective income tax rate	16.5%	20.9%	23.8%

Deferred Tax Assets and Liabilities

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2012	2011
Deferred tax assets related to:
Employee benefits	$33,258	$37,903
Inventories	54,555	60,462
Valuation and other reserves	17,752	14,882
Net operating loss carryforwards	8,891	10,835
Other items, net	1,511	--

Gross deferred tax assets	115,967	124,082
Valuation allowance on deferred tax assets	(6,572)	(9,402)

Total net deferred tax assets	109,395	114,680

Deferred tax liabilities related to:
Property, plant and equipment	(260,190)	(258,433)
Goodwill and other intangibles	(70,669)	(54,782)
Other items, net	--	(1,132)

Total deferred tax liabilities	(330,859)	(314,347)

Net deferred tax liability	$(221,464)	$(199,667)

Deferred Tax Assets and (Liabilities) Recognized

The Corporation’s deferred tax assets and (liabilities) are recognized on the consolidated balance sheets as follows:

December 31
(add 000)	2012	2011
Current deferred income tax benefits	$77,716	$80,674
Noncurrent deferred income taxes	(225,592)	(222,064)

Net deferred income taxes	$(147,876)	$(141,390)

Schedule Of Unrecognized Tax Benefits

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2012	2011	2010
Unrecognized tax benefits at beginning of year	$9,288	$11,011	$16,722
Gross increases – tax positions in prior years	19,434	1,217	19,619
Gross decreases – tax positions in prior years	(13,876)	(1,510)	(3,258)
Gross increases – tax positions in current year	1,555	6,274	6,462
Gross decreases – tax positions in current year	--	(4,625)	(5,135)
Settlements with taxing authorities	(1,021)	(3,079)	(12,573)
Lapse of statute of limitations	--	--	(10,826)

Unrecognized tax benefits at end of year	$15,380	$9,288	$11,011